STOCK BASED COMPENSATION - Executive Employment Agreements and Equity Awards (Details)	1 Months Ended
Sep. 30, 2025 USD ($)
FAIR VALUE MEASUREMENTS
Term of agreement	3 years
Minimum
FAIR VALUE MEASUREMENTS
Annual base salaries entitlements	$ 350,000
Maximum
FAIR VALUE MEASUREMENTS
Annual base salaries entitlements	$ 500,000